Share Capital and Capital reserve - Narrative (Details)			3 Months Ended				12 Months Ended
	Jul. 10, 2025 USD ($) $ / shares	Nov. 06, 2023 USD ($)	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares	Oct. 16, 2025 $ / shares	Jul. 10, 2024 $ / shares
Disclosure of classes of share capital [line items]
Other reserves			€ (100,000)				€ (12,900,000)
Purchase of treasury shares | $		$ 500
Payments to acquire or redeem entity's shares			23,700,000		€ 48,900,000
Dividends paid, ordinary shares per share | $ / shares				$ 0.17		$ 0.17
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares				$ 0.17
Dividends paid, ordinary shares			20,600,000	$ 24,200,000	€ 25,300,000	$ 26,200,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			(2,700,000)				(16,800,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			€ 2,600,000				3,900,000
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11										$ 16.71	$ 16.33
Other equity instruments granted in share-based payment arrangement, per director | $	$ 36,738			$ 140,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares									$ 10.33	$ 16.28
Transaction costs							€ 0.4
Number of shares repurchased | shares			2,664,169	2,664,169			21,397,779	21,397,779
Payments to acquire or redeem entity's shares			€ 23,700,000	$ 27,600,000			€ 314.3	$ 348.9